T. Rowe Price Retirement I 2035 Fund-I Class
SUMMARY T. Rowe Price Retirement I 2035 Fund
Investment Objective
The fund seeks the highest total return over time consistent with an emphasis on both capital growth and income.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund’s I Class Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	T. Rowe Price Retirement I 2035 Fund-I Class T. Rowe Price Retirement I 2035 Fund-I Class	[1]
Management fees	none
Distribution and service (12b-1) fees	none
Other expenses	0.03%	[2]
Acquired fund fees and expenses	0.58%	[2]
Total annual fund operating expenses	0.61%
[1]	While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price funds in which it invests (acquired funds).
[2]	Expenses are estimated for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 year	3 years
T. Rowe Price Retirement I 2035 Fund-I Class | T. Rowe Price Retirement I 2035 Fund-I Class | USD ($)	62	195

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. A portfolio turnover rate is not shown since the fund had not commenced operations during its most recent fiscal year.
Investments, Risks, and Performance Principal Investment Strategies
The fund pursues its objective by investing in a diversified portfolio of other T. Rowe Price stock and bond funds that represent various asset classes and sectors. The fund’s allocation between T. Rowe Price stock and bond funds will change over time in relation to its target retirement date.

The fund is managed based on the specific retirement year (target date 2035) included in its name and assumes a retirement age of 65. The target date refers to the approximate year an investor in the fund would plan to retire and likely stop making new investments in the fund. The fund is designed for an investor who anticipates retiring at or about the target date and who plans to withdraw the value of the account in the fund gradually after retirement. However, if an investor retires significantly earlier or later than age 65, the fund may not be an appropriate investment even if the investor retires on or near the fund’s target date.

Over time, the allocation to asset classes and funds will change according to a predetermined “glide path” shown in the following chart. The glide path represents the shifting of asset classes over time and shows how the fund’s asset mix becomes more conservative–both prior to and after retirement–as time elapses. This reflects the need for reduced market risks as retirement approaches and the need for lower portfolio volatility after retiring. Although the glide path is meant to dampen the fund’s potential volatility as retirement approaches, the fund is not designed for a lump sum redemption at the retirement date. The fund pursues an asset allocation strategy that promotes asset accumulation prior to retirement, but it is intended to also serve as a post-retirement investment vehicle with allocations designed to support an income stream made up of regular withdrawals throughout retirement along with some portfolio growth that exceeds inflation. After the target date, the fund is designed to balance longevity and inflation risks along with the need for some income, although it does not guarantee a particular level of income.

At the target date, the fund’s allocation to stocks is anticipated to be approximately 55% of its assets. The fund’s exposure to stocks will continue to decline until approximately 30 years after its target date, when its allocation to stocks will remain fixed at approximately 20% of its assets and the remainder will be invested in bonds. There are no maturity restrictions within the fund’s overall allocation to bonds, although the bond funds in which the fund invests may impose specific limits on maturity or credit quality. The allocations shown in the glide path are referred to as “neutral” allocations because they do not reflect any tactical decisions made by T. Rowe Price to overweight or underweight a particular asset class or sector based on its market outlook. The target allocations assigned to the broad asset classes (Stocks and Bonds), which reflect these tactical decisions resulting from market outlook, are not expected to vary from the neutral allocations set forth in the glide path by more than plus (+) or minus (-) five percentage (5%) points.

The following table details the way the portfolio is generally expected to be allocated between the asset classes. The table also shows the sectors within those broad asset classes to which the portfolio will have exposure, and the expected allocations to the I Classes of T. Rowe Price funds that will be used to represent those sectors. The information in the table represents the neutral allocations for the fund as of October 1, 2015. The target allocations and actual allocations may differ. The fund’s shareholder reports set forth its actual allocations between stock funds and bond funds and to the individual T. Rowe Price funds.

Retirement I 2035 Fund
Asset Class		Sector	Neutral Allocation	I Class Fund(s)
Stocks	84.50%	Domestic Large-Cap Stocks	43.28%	Equity Index 500, Growth Stock, and/or Value
		Domestic Mid-Cap Stocks	6.74	Mid-Cap Growth and/or Mid-Cap Value
		Domestic Small-Cap Stocks	6.18	New Horizons, Small-Cap Stock, and/or Small-Cap Value
		International Developed Market Stocks	20.47	International Growth & Income, International Stock, and/or Overseas Stock
		International Emerging Market Stocks	3.61	Emerging Markets Stock
		Inflation Focused Stocks	4.22	Real Assets
Bonds	15.50	Domestic Investment-Grade Bonds	10.85	New Income
		Domestic High Yield Bonds	1.55	High Yield
		International Bonds	1.55	International Bond
		Emerging Market Bonds	1.55	Emerging Markets Bond
		Inflation Focused Bonds	0.00	Limited Duration Inflation Focused Bond

Principal Risks
As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund’s share price fluctuates, which means you could lose money by investing in the fund. You may experience losses, including losses near, at, or after the target retirement date. There is no guarantee that the fund will provide adequate income at and through your retirement. The principal risks of investing in this fund are summarized as follows:

Asset allocation risk The fund’s risks will directly correspond to the risks of the underlying funds in which it invests. By investing in many underlying funds, the fund has partial exposure to the risks of many different areas of the market, and the fund’s overall level of risk should decline over time. However, the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market sectors could cause the fund to underperform other funds with a similar investment objective.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short periods. As with any fund having equity exposure, the fund’s share price can fall because of overall weakness in the stock market. The value of a stock fund in which the fund invests may decline due to general market conditions or because of factors that affect a particular industry or market sector.

Small- and mid-cap stock risk Investing in small- and mid-cap funds entails greater risk than investing in funds that focus on larger companies. Stocks of smaller companies are usually more volatile than stocks of larger companies because smaller companies usually have more limited financial resources, less experienced management, less publicly available information, and seldom pay significant dividends that could help to cushion returns in a falling market.

Investment style risk Because the fund invests in stock funds with both growth and value characteristics, its share price may be negatively affected if either investing approach falls out of favor. Growth stocks tend to be more volatile than certain other types of stocks, and are more sensitive to changes in current or expected earnings. Value stocks carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level.

Interest rate risk This is the risk that a rise in interest rates could cause the price of a bond fund in which the fund invests to fall. Generally, underlying funds with longer weighted average maturities or durations have greater interest rate risk.

Credit risk This is the risk that an issuer of a debt security held by an underlying bond fund could suffer an adverse change in financial condition that results in a payment default, security downgrade, or inability to meet a financial obligation, thereby negatively affecting the fund’s price or yield. The fund’s exposure to credit risk is increased to the extent it invests in bond funds that hold securities rated as below investment grade, also known as “junk” bonds. Junk bonds carry a higher risk of default and should be considered speculative.

Liquidity risk This is the risk that a fund may not be able to sell a holding in a timely manner at a desired price. This risk could affect both stock and bond funds in which the fund invests, but typically represents a greater risk for bond funds. Reduced liquidity in the bond markets can result from a number of events, such as significant trading activity, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit an underlying fund’s ability to sell a holding at a suitable price.

International investing risk This is the risk that the fund’s investments in international funds may lose value because of adverse local, political, social, or economic developments overseas, or due to decreases in foreign currency values relative to the U.S. dollar. International securities tend to be more volatile and less liquid than investments in U.S. securities, and are subject to settlement practices and regulatory and financial reporting standards that differ from those of the U.S. The risks are heightened for underlying funds that focus on emerging markets. In addition to the risks of investing in international developed markets, emerging markets are more susceptible to governmental interference, less efficient trading markets, and the imposition of local taxes or restrictions on gaining access to sales proceeds for foreign investors.
Performance
Because the fund commenced operations in 2015, there is no historical performance information shown here. Performance history will be presented after the fund has been in operation for one full calendar year.

Current performance information may be obtained through troweprice.com or by calling 1-800-638-8790.